Form N-1A Cover	Jan. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 30, 2026
Prospectus Date	Jul. 31, 2026